Credit Facilities and Debt - Additional Information (Detail) In Millions, unless otherwise specified	3 Months Ended		1 Months Ended		3 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2013 USD ($)	Mar. 18, 2014 CNH Industrial Finance Europe S.A. (formerly Fiat Industrial Finance Europe S.A.) [Member] USD ($)	Mar. 18, 2014 CNH Industrial Finance Europe S.A. (formerly Fiat Industrial Finance Europe S.A.) [Member] EUR (€)	Mar. 31, 2014 CNH Industrial Finance Europe S.A. (formerly Fiat Industrial Finance Europe S.A.) [Member]
Debt Instrument [Line Items]
Long-term debt, including current maturities	$ 5,266	$ 4,811	$ 1,400	€ 1,000
Long term notes offering closed date					Mar. 18, 2014
Long-term debt, Percentage bearing fixed interest, Percentage rate			2.75%	2.75%
Long term notes maturity period					2019-03